Related Party Transactions - Schedule of Donations (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fundacion Corpgroup Centro Cultural [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 721	$ 1,556
Fundacion Descubreme [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	111	117
Fundacion Itau [member]
Disclosure of transactions between related parties [line items]
Balances receivable (payable) MCh$	$ 93	$ 97